Commitments and Contingencies - Cash and non-cash activities associated with leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow for operating leases	$ 71	$ 41	$ 142	$ 121	$ 154	$ 152
Non-cash changes to the operating lease ROU assets and operating lease liabilities:
Additions and modifications to ROU asset obtained from new operating liabilities	$ 0	$ 0	$ 200	$ 0	$ 153